Fair Value Measurements - Schedule of Fair Value Measurement of the FPA and the NRA liability (Details)	Dec. 31, 2023
Risk-free interest rate (FPA) [Member]
Schedule of Fair Value Measurement of the FPA and the NRA liability [Line Items]
Fair value measurement liability	3.85
Expected life of over-allotment option (FPA) [Member]
Schedule of Fair Value Measurement of the FPA and the NRA liability [Line Items]
Fair value measurement liability	5.4
Expected volatility of underlying stock (FPA) [Member]
Schedule of Fair Value Measurement of the FPA and the NRA liability [Line Items]
Fair value measurement liability	75
Dividends (FPA) [Member]
Schedule of Fair Value Measurement of the FPA and the NRA liability [Line Items]
Fair value measurement liability	0
Probability of merger closing (FPA and NRA) [Member]
Schedule of Fair Value Measurement of the FPA and the NRA liability [Line Items]
Fair value measurement liability	80